S000001111 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Money Market Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	4.33%	3.27%	2.21%